UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2007 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Small / Micro Cap Growth Fund

August 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.4%
Consumer Discretionary - 6.0%
1-800-FLOWERS.COM, Inc.*	125,679		$1,335,968
Capella Education Co.*	21,417	[2]	1,079,631
DXP Enterprises, Inc.*	26,395		977,407
Guess?, Inc.*	20,450		1,083,850
Iconix Brand Group, Inc.*	47,756		989,982
Lifetime Brands, Inc.	37,957		773,943
Total Consumer Discretionary			6,240,781
Consumer Staples - 2.0%
Darling International, Inc.*	127,665		1,078,769
Hain Celestial Group, Inc.*	34,080	[2]	997,181
Total Consumer Staples			2,075,950
Energy - 1.0%
Mitcham Industries, Inc.*	54,191		1,046,428
Financials - 2.0%
Argo Group International Holdings Ltd.	21,705		885,130
Portfolio Recovery Associates, Inc.	23,931		1,229,096
Total Financials			2,114,226
Health Care - 24.8%
Albany Molecular Research, Inc.*	95,173		1,391,429
AMICAS, Inc.*	318,069		1,027,363
Biolase Technology, Inc.*	159,362		1,102,785
Bio-Reference Labs, Inc.*	40,655		1,178,995
BioScrip, Inc.	78,064		453,552
Bruker BioSciences Corp.*	130,958		935,040
HMS Holdings Corp.*	90,280		2,126,094
iCAD, Inc.*	229,985		643,958
Illumina, Inc.*	41,438	[2]	2,001,041
Kendle International, Inc.*	36,306		1,421,743
Luminex Corp.*	80,224		1,136,774
MEDTOX Scientific, Inc.*	41,718		783,881
Meridian Bioscience, Inc.	48,259		1,245,082
Neogen Corp.*	36,159		1,150,941
NuVasive, Inc.*	38,167		1,217,527
Omnicell, Inc.*	44,439		1,072,757
Parexel International Corp.*	35,178	[2]	1,513,006
Sonic Innovations, Inc.*	126,859		1,051,661
Symmetry Medical, Inc.*	63,558		1,018,835
Transcend Services, Inc.*	76,895		1,203,407
Vital Images, Inc.*	37,840		701,554
Wright Medical Group, Inc.*	57,847		1,515,013
Total Health Care			25,892,438
Industrials - 14.8%
American Railcar Industries, Inc.	24,725		648,784
Ameron International Corp.	13,548		1,293,834
Barnes Group, Inc.	43,680	[2]	1,374,173
BE Aerospace, Inc.*	27,142		1,057,724
BTU International, Inc.*	58,092		700,009
Bucyrus International, Inc.	41,905		2,618,643
FuelCell Energy, Inc.*	133,562		1,284,866
Hurco Companies, Inc.*	22,354		1,105,629
Kenexa Corp.*	39,709		1,103,513
Layne Christensen Co.*	31,358		1,548,144
Lydall, Inc.*	68,183		713,194
PeopleSupport, Inc.*	42,746		537,746
Taleo Corp.*	63,067		1,453,694
Total Industrials			15,439,953
Information Technology - 41.5%
Access Integrated Technologies, Inc.*	86,192		535,252
Anadigics, Inc.*	177,114		2,915,295
Applix, Inc.*	63,348		924,881
AsiaInfo Holdings, Inc.*	119,349		964,340
AXT, Inc.*	194,656		897,364
Blackbaud, Inc.	33,052		835,224
Blackboard, Inc.*	30,483		1,273,275
Bottomline Technologies, Inc.*	113,626		1,497,591
Callidus Software, Inc.*	133,878		1,115,204
Concur Technologies, Inc.*	38,179		1,022,434
CyberSource Corp.*	101,363		1,235,615
Dycom Industries, Inc.*	37,385		1,103,979
Falconstor Software, Inc.*	92,464		1,013,405
FEI Co.*	35,294		989,291
Globecomm Systems, Inc.*	82,702		1,146,250
iGate Corp.*	109,083		904,298
Interactive Intelligence, Inc.*	75,108		1,468,361
L-1 Identity Solutions, Inc.*	52,638	[2]	865,895
Lecroy Corp.*	109,433		817,465
LTX Corp.*	127,349		519,584
Magma Design Automation, Inc.*	68,078	[2]	935,392
MICROS Systems, Inc.*	22,214	[2]	1,340,393
Navisite, Inc.*	132,546		1,049,764
Netgear, Inc.*	36,229		1,016,586
NIC, Inc.	158,159		1,067,573
Omniture, Inc.*	40,562		1,006,343
Perficient, Inc.*	64,399		1,501,785
Presstek, Inc.*	152,062		961,032
Shanda Interactive Entertainment, Ltd.*	45,794		1,367,409
Sierra Wireless, Inc.*	80,060		1,830,972
Sirenza Microdevices, Inc.*	78,319		1,224,909
SkillSoft PLC*	175,140		1,562,249
Sourceforge, Inc.*	271,995		696,307
Starent Networks Corp.*	62,495		1,298,021
Synchronoss Technologies, Inc.*	54,915		1,907,747
Ultimate Software Group, Inc., The*	40,550		1,262,322
Visual Sciences, Inc.*	70,927		1,307,185
Total Information Technology			43,380,992
Materials - 2.3%
Headwaters, Inc.*	62,845	[2]	1,038,199
Landec Corp.*	100,090		1,351,215
Total Materials			2,389,414
Telecommunication Services - 2.0%
Centennial Communications Corp.*	109,597		1,030,212
PAETEC Holding Corp.*	88,598		1,056,974
Total Telecommunication Services			2,087,186
Total Common Stocks (cost $84,640,145)			100,667,368
Other Investment Companies - 10.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.41%[3]	7,306,193		7,306,193
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.25%	3,747,622		3,747,622
Total Other Investment Companies (cost $11,053,815)			11,053,815
Total Investments - 107.0% (cost $95,693,960)			111,721,183
Other Assets, less Liabilities - (7.0)%			(7,340,669)
Net Assets - 100%			$104,380,514

Essex Growth Fund

August 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.0%
Consumer Discretionary - 6.9%
Central European Media Enterprises Ltd., Class A*	1,640	[2]	$151,208
Crocs, Inc.*	1,201	[2]	70,907
Dollar Tree Stores, Inc.*	6,820	[2]	296,329
Focus Media Holding, Ltd.*	5,932	[2]	238,882
New Oriental Education & Technology Group, Inc., ADR*	3,178	[2]	168,275
Pinnacle Entertainment, Inc.*	4,272		118,847
Total Consumer Discretionary			1,044,448
Consumer Staples - 2.6%
CVS Corp.	3,881		146,779
Procter & Gamble Co.	3,699		241,582
Total Consumer Staples			388,361
Energy - 4.4%
Cameron International Corp.*	2,708		221,433
Schlumberger, Ltd.	2,439	[2]	235,363
Southwestern Energy Co.*	5,740		213,471
Total Energy			670,267
Financials - 0.8%
CB Richard Ellis Group, Inc.*	4,040		119,261
Health Care - 19.9%
Abbott Laboratories Co.	3,926		203,799
Covance, Inc.*	4,231		310,217
Exelixis, Inc.*	32,395		364,444
Genentech, Inc.*	3,433		256,823
Gilead Sciences, Inc.*	6,178		224,694
Hansen Medical, Inc.*	3,967		96,239
Hologic, Inc.*	3,198	[2]	169,974
ICON PLC.*	3,469		158,464
Illumina, Inc.*	3,292	[2]	158,971
Kendle International, Inc.*	6,027		236,017
Millipore Corp.*	1,928		134,343
Sun Healthcare Group, Inc.*	15,982		237,652
Vertex Pharmaceuticals, Inc.*	11,577	[2]	451,039
Total Health Care			3,002,676
Industrials - 16.9%
AMR Corp.*	8,138		199,462
Deere & Co.	3,256		443,011
Dryships, Inc.	5,555	[2]	396,405
Foster Wheeler Ltd.*	1,974		233,801
Fuelcell Energy, Inc.*	15,766		151,669
General Cable Corp.*	3,652	[2]	212,473
General Electric Co.	7,900		307,073
Northwest Airlines Corp.*	7,818	[2]	145,259
Quanta Services, Inc.*	9,771		276,226
Sunpower Corp., Class A*	2,742		187,361
Total Industrials			2,552,740
Information Technology - 40.4%
Adobe Systems, Inc.*	6,869	[2]	293,650
BEA Systems, Inc.*	30,586		373,149
Blackboard, Inc.*	5,466		228,315
Brocade Communications Systems, Inc.*	39,507		276,549
Cisco Systems, Inc.*	11,234		358,589
Cognizant Technology Solutions Corp.*	2,700		198,477
Corning, Inc.*	13,072		305,493
Dell, Inc.*	12,918		364,934
Equinix, Inc.*	3,352		296,686
Google, Inc.*	1,020		525,555
Intel Corp.	12,729		327,772
Intersil Corp., Class A	4,406		146,808
MICROS Systems, Inc.*	2,696	[2]	162,677
NICE Systems, Ltd.*	6,411		226,821
Nvidia Corp.*	5,377	[2]	275,087
Omniture, Inc.*	5,330		132,238
QUALCOMM, Inc.	5,232		208,704
Research In Motion, Ltd.*	4,881		416,886
Starent Networks Corp.*	7,729	[2]	160,531
Synchronoss Technologies, Inc.*	10,618		368,869
THQ, Inc.*	7,279		209,562
Trimble Navigation*	6,711		236,965
Total Information Technology			6,094,317
Materials - 4.8%
Flotek Industries, Inc.*	3,966	[2]	149,796
Headwaters, Inc.*	8,915	[2]	147,276
Mosaic Co.*	5,604		235,480
Potash Corp. of Saskatchewan	2,254	[2]	199,614
Total Materials			732,166
Telecommunication Services - 2.3%
MetroPCS Communications, Inc.*	3,911	[2]	106,731
NII Holdings, Inc., Class B*	3,011		238,411
Total Telecommunication Services			345,142
Total Common Stocks (cost $12,929,900)			14,949,378
Other Investment Companies - 24.0%[1]
Bank of New York Institutional Cash Reserves Fund, 5.41%[3]	3,336,001		3,336,001
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.25%	280,871		280,870
Total Other Investment Companies (cost $3,616,872)			3,616,872
Total Investments - 123.0% (cost $16,546,772)			18,566,250
Other Assets, less Liabilities - (23.0)%			(3,472,340)
Net Assets - 100%			$15,093,910

Notes to Schedules of Portfolio Investments (Unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At August 31, 2007 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net .
Essex Growth	$16,574,658	$2,171,647	($180,055)	$1,991,592
Essex Small/Micro Cap Growth	96,046,624	19,751,044	(4,076,485)	15,674,559

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its August 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2007, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$3,336,001	22.1%
Essex Small/Micro Cap Growth	7,306,193	7.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: October 26, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: October 26, 2007